Financial assets held under resale agreements (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets Held Under Resale Agreements [Abstract]
Schedule of financial instruments held under resale agreements explanatory

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Unlisted debt securities	407,001	1,459,837
Listed debt securities	250,000	117,001
Interest receivable	32	191

	657,033	1,577,029

(a)	As of December 31, 2024 and 2025, the past due principal amount of financial assets held under resale agreements was nil.